Inventory	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY

6. INVENTORY

	As of December 31,
	2021	2022
	RMB	RMB	US$
Raw materials	1,851	1,793	260
Low value consumables	41	41	6
Finished goods	11,555	3,803	551
Less: inventory impairment	-	(180)	(26)
	13,447	5,457	791

The Group recognized nil and RMB180 (US$26) of impairment of inventory for the years ended December 31, 2021 and 2022, respectively.